OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
US dollars
	December 31,
(in thousands)	2018	2017
Prepaid expenses	32,898	27,805
Government institutions	6,994	6,340
Deferred installation expenses	7,742	5,659
Advances to suppliers	3,061	221
Employees	430	308
Others	1,858	1,061
	52,983	41,394